Acquisitions, Divestitures, Equity-Method Investments and Assets and Liabilities Held for Sale, Licensing Arrangements and Research and Development and Collaborative Arrangements - R & D and Collaborative Arrangements (Detail) - USD ($)
	1 Months Ended		3 Months Ended			12 Months Ended
	Apr. 30, 2016	Jan. 31, 2016	Apr. 01, 2018	Apr. 02, 2017	Dec. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expenses						$ 8,650,000,000	$ 8,006,000,000	$ 7,683,000,000
Revenues						51,750,000,000	53,647,000,000	52,546,000,000
Cost of sales						(10,219,000,000)	(11,248,000,000)	(11,228,000,000)
Selling, informational and administrative expenses						(14,350,000,000)	(14,455,000,000)	(14,804,000,000)
Other income/(deductions)—net						(3,578,000,000)	(2,116,000,000)	(1,416,000,000)
NovaQuest Co-Investment Fund V, L.P. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum funding amount	$ 200,000,000
Percentage of costs to be reimbursed	100.00%
Reduction to research and development expense						24,000,000	58,000,000	72,000,000
Charge primarily for inventory manufactured for expected future sale						99,000,000
Research and development expenses						15,000,000
RPI Finance Trust [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum funding amount		$ 300,000,000
Percentage of costs to be reimbursed		100.00%
Reduction to research and development expense						63,000,000	99,000,000	76,000,000
Research and development, contingent payments, maximum exposure		$ 250,000,000
Collaborative Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expenses						99,000,000	162,000,000	222,000,000
Revenues						5,313,000,000	4,409,000,000	3,533,000,000
Cost of sales						(351,000,000)	(296,000,000)	(329,000,000)
Selling, informational and administrative expenses						(173,000,000)	(90,000,000)	(54,000,000)
Other income/(deductions)—net						362,000,000	281,000,000	249,000,000
Upfront payments and milestone payments							50,000,000	15,000,000
Collaborative Arrangement [Member] | Eli Lilly & Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds received from upfront payments and milestone payments						67,000,000	98,000,000	147,000,000
Deferred milestone revenue recognized						9,000,000
Collaborative Arrangement [Member] | Merck KGaA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement sales based milestones payments						80,000,000		140,000,000
Potential milestone payments					$ 2,000,000,000.0
Collaborative Arrangement [Member] | Mylan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds received from upfront payments and milestone payments						$ 78,000,000
Collaborative Arrangement [Member] | Merck [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds received from upfront payments and milestone payments							40,000,000	150,000,000
Collaborator's revenue and expense ownership percentage						60.00%
Company's revenue and expense ownership percentage						40.00%
Collaborative Arrangement [Member] | Merck [Member] | Other Nonoperating Income (Expense) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds received from upfront payments and milestone payments				$ 90,000,000			40,000,000
Milestone payment due to be received			$ 40,000,000					60,000,000
Deferred milestone revenue recognized			90,000,000
Collaborative Arrangement [Member] | Other Noncurrent Liabilities [Member] | Merck [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred milestone payment								60,000,000
Collaborative Arrangement [Member] | Deferred Revenue [Member] | Eli Lilly & Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds received from upfront payments and milestone payments									$ 200,000,000
Collaborative Arrangement, Upfront Cash Payment [Member] | Merck KGaA [Member] | Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payments and milestone payments					$ 850,000,000
Revenues [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Collaborative Arrangement [Member] | Merck [Member] | Other Nonoperating Income (Expense) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred milestone revenue recognized			85,000,000
Revenues [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Collaborative Arrangement [Member] | Other Noncurrent Liabilities [Member] | Merck [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred milestone payment			60,000,000
Revenues [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Collaborative Arrangement [Member] | Deferred Revenue [Member] | Eli Lilly & Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred milestone revenue recognized			$ 107,000,000
Product [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues						$ 664,000,000	571,000,000	606,000,000
Co-promotion [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues						$ 4,648,000,000	$ 3,838,000,000	$ 2,927,000,000